Schedule of Principal Payments Due (Details) - Second Amended Note [Member]	Sep. 30, 2023 USD ($)
Short-Term Debt [Line Items]
2023 (rest of year)	$ 525,000
2024	3,570,000
Total	$ 4,095,000